FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Finance Cost [Abstract]
Disclosure of finance costs [Table Text Block]
		Years ended
		December 31,	December 31,
	Notes	2022	2021

Accretion on provision for reclamation and rehabilitation	12	$479	$262
Interest on loans	10	726	650
Interest on lease liabilities	11	64	73
Other financing costs		31	-
		$1,300	$985